FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of foreign currency risk on net working capital and sensitivity analysis [Table Text Block]
	Canadian	Canadian	Canadian
	Dollars	Dollars	Dollars
	2025	2024	2023
Cash	$728	1,723	32,733
Accounts payable	(72,262)	(87,597)	(49,300)
Loan	-	-	(40,000)
Total foreign currency working capital	(71,534)	(85,874)	(56,567)
US$ exchange rate	0.7296	0.6950	0.7561
Total foreign currency net working capital in US$	(52,191)	(59,683)	(42,770)
Impact of a 10% strengthening of the US$ on net loss	(5,219)	(5,968)	(4,277)